Fair Value Measurements (Assets and Liabilities that are Measured at Fair Value on a Recurring Basis) (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		$ 209	$ 294
Derivative Liabilities		626	279
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		83	93
Derivative Liabilities		358	103
Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		16	31
Derivative Liabilities		77	19
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		5,710	5,156
Total Liabilities		626	279
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,611	2,297
Total Liabilities		358	103
Fair Value, Measurements, Recurring | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		16	31
Total Liabilities		77	19
Fair Value, Measurements, Recurring | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,826	3,277
Fair Value, Measurements, Recurring | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	1,753	1,476
Fair Value, Measurements, Recurring | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	500	431
Fair Value, Measurements, Recurring | Fixed Income | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	257	221
Fair Value, Measurements, Recurring | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	1,156	1,143
Fair Value, Measurements, Recurring | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	518	507
Fair Value, Measurements, Recurring | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	19	11
Fair Value, Measurements, Recurring | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		188	250
Derivative Liabilities		69	135
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		83	90
Derivative Liabilities		26	15
Fair Value, Measurements, Recurring | Commodity | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		2	3
Fair Value, Measurements, Recurring | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		7	18
Derivative Liabilities		557	142
Fair Value, Measurements, Recurring | Interest rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			3
Derivative Liabilities		332	88
Fair Value, Measurements, Recurring | Interest rate | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			2
Derivative Liabilities		77	17
Fair Value, Measurements, Recurring | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		14	26
Derivative Liabilities			2
Fair Value, Measurements, Recurring | Foreign currency | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		14	26
Derivative Liabilities			2
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		4,333	3,743
Total Liabilities		6
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,958	1,640
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,826	3,277
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	1,753	1,476
Fair Value, Measurements, Recurring | Level 1 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	488	455
Fair Value, Measurements, Recurring | Level 1 | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	205	164
Fair Value, Measurements, Recurring | Level 1 | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	19	11
Fair Value, Measurements, Recurring | Level 1 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		6
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,293	1,343
Total Liabilities		611	273
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		572	591
Total Liabilities		354	97
Fair Value, Measurements, Recurring | Level 2 | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		16	31
Total Liabilities		77	19
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	500	431
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	257	221
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	668	688
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	313	343
Fair Value, Measurements, Recurring | Level 2 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		104	180
Derivative Liabilities		54	129
Fair Value, Measurements, Recurring | Level 2 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		2	24
Derivative Liabilities		22	9
Fair Value, Measurements, Recurring | Level 2 | Commodity | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		2	3
Fair Value, Measurements, Recurring | Level 2 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		7	18
Derivative Liabilities		557	142
Fair Value, Measurements, Recurring | Level 2 | Interest rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			3
Derivative Liabilities		332	88
Fair Value, Measurements, Recurring | Level 2 | Interest rate | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			2
Derivative Liabilities		77	17
Fair Value, Measurements, Recurring | Level 2 | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		14	26
Derivative Liabilities			2
Fair Value, Measurements, Recurring | Level 2 | Foreign currency | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		14	26
Derivative Liabilities			2
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		84	70
Total Liabilities		9	6
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		81	66
Total Liabilities		4	6
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		84	70
Derivative Liabilities		9	6
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		81	66
Derivative Liabilities		$ 4	$ 6

[1]	Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $210 million and $220 million of assets at June 30, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
[2]	Includes investments held in the nuclear decommissioning trusts. Excludes $153 million and $160 million of assets at June 30, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.